Reconciliation of profit before interest and taxation to headline PBIT	6 Months Ended
Jun. 30, 2018
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Reconciliation of profit before interest and taxation to headline PBIT
21.	Reconciliation of profit before interest and taxation to headline PBIT

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Profit before interest and taxation	851.3	783.9	2,021.7
Amortisation and impairment of acquired intangible assets	84.0	97.8	195.1
Goodwill impairment	—	—	27.1
Gains on disposal of investments and subsidiaries	(189.9)	(5.9)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)	0.2	0.3
Investment write-downs	1.5	—	95.9
Restructuring costs	45.5	19.2	56.8
Share of exceptional losses/(gains) of associates	28.4	(13.2)	(0.8)
Headline PBIT	820.7	882.0	2,267.1